Offerings - Offering: 1	Nov. 20, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	60,000
Proposed Maximum Offering Price per Unit	4.2663
Maximum Aggregate Offering Price	$ 255,978.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 35.35
Offering Note	(a) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended, this registration statement also covers such additional shares of the common stock, par value $0.0001 per share (the "Common Stock") of the registrant, as may be issued to prevent dilution from stock splits, stock dividends and similar transactions. (b) Pursuant to Rule 457(c) under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share is the average of the high and low prices reported for the registrant's Common Stock quoted on The Nasdaq Capital Market LLC on November 20, 2025.